Average Annual Total Returns - Class K - BlackRock Commodity Strategies Fund - Class K Shares	Sep. 28, 2020
Average Annual Return:
1 Year	11.65%
5 Years	(0.89%)
Since Inception	(2.73%)
Inception Date	Oct. 03, 2011
After Taxes on Distributions
Average Annual Return:
1 Year	11.00%
5 Years	(1.19%)
Since Inception	(3.02%)
Inception Date	Oct. 03, 2011
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	7.19%
5 Years	(0.71%)
Since Inception	(2.06%)
Inception Date	Oct. 03, 2011